Goodwill - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Mar. 30, 2018
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	$ 388
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed		50.00%
Anadolu Efes [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed		50.00%